Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP Mid Cap Portfolio
September 30, 2025
VIPMID-NPRT3-1125
1.808785.121
Common Stocks - 99.6%
	Shares	Value ($)
BAILIWICK OF JERSEY - 0.4%
Consumer Discretionary - 0.4%
Automobile Components - 0.4%
Aptiv PLC	311,600	26,866,152
BELGIUM - 0.8%
Health Care - 0.8%
Pharmaceuticals - 0.8%
UCB SA	211,300	58,298,040
BRAZIL - 0.7%
Materials - 0.7%
Metals & Mining - 0.7%
Wheaton Precious Metals Corp	479,500	53,659,072
CANADA - 2.1%
Consumer Discretionary - 0.5%
Specialty Retail - 0.5%
Aritzia Inc Subordinate Voting Shares (a)	665,900	40,278,409
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
MEG Energy Corp	980,700	19,787,351
Industrials - 1.4%
Commercial Services & Supplies - 1.4%
RB Global Inc (United States)	958,300	103,841,388
TOTAL CANADA		163,907,148
FRANCE - 0.2%
Health Care - 0.2%
Life Sciences Tools & Services - 0.2%
Sartorius Stedim Biotech	93,400	18,866,361
GERMANY - 0.3%
Consumer Discretionary - 0.2%
Textiles, Apparel & Luxury Goods - 0.2%
Birkenstock Holding Plc (a)	373,000	16,878,250
Health Care - 0.1%
Biotechnology - 0.1%
BioNTech SE ADR (a)	94,000	9,270,280
TOTAL GERMANY		26,148,530
JAPAN - 0.3%
Information Technology - 0.3%
Semiconductors & Semiconductor Equipment - 0.3%
Allegro MicroSystems Inc (a)	738,312	21,558,710
NETHERLANDS - 0.2%
Health Care - 0.2%
Biotechnology - 0.2%
Argenx SE ADR (a)	22,100	16,300,076
TAIWAN - 0.7%
Information Technology - 0.7%
Semiconductors & Semiconductor Equipment - 0.7%
Silicon Motion Technology Corp ADR	552,118	52,346,308
UNITED KINGDOM - 0.2%
Energy - 0.2%
Energy Equipment & Services - 0.2%
TechnipFMC PLC	414,100	16,336,245
UNITED STATES - 93.7%
Communication Services - 2.1%
Entertainment - 1.0%
Liberty Media Corp-Liberty Formula One Class C (a)	400,700	41,853,115
Live Nation Entertainment Inc (a)(b)	228,894	37,401,280
		79,254,395
Interactive Media & Services - 0.7%
Reddit Inc Class A (a)	57,500	13,224,425
ZoomInfo Technologies Inc (a)	3,451,800	37,659,138
		50,883,563
Media - 0.4%
Magnite Inc (a)	1,336,600	29,111,147
TOTAL COMMUNICATION SERVICES		159,249,105

Consumer Discretionary - 12.4%
Diversified Consumer Services - 3.5%
Adtalem Global Education Inc (a)	283,100	43,724,795
Duolingo Inc Class A (a)	138,900	44,703,576
Grand Canyon Education Inc (a)	404,000	88,686,080
Service Corp International/US (b)	1,107,300	92,149,506
Stubhub Holdings Inc Class A (b)	102,900	1,732,836
		270,996,793
Hotels, Restaurants & Leisure - 4.5%
Aramark	1,741,758	66,883,507
Brinker International Inc (a)	100,900	12,782,012
Cava Group Inc (a)(b)	271,700	16,413,397
Churchill Downs Inc	429,504	41,666,183
Dutch Bros Inc Class A (a)	651,200	34,083,808
Hilton Grand Vacations Inc (a)(b)	1,415,800	59,194,598
Texas Roadhouse Inc	317,100	52,686,165
Viking Holdings Ltd (a)	306,300	19,039,608
Wyndham Hotels & Resorts Inc	547,700	43,761,230
		346,510,508
Household Durables - 2.2%
Cavco Industries Inc (a)	97,300	56,505,029
NVR Inc (a)	2,358	18,945,728
Somnigroup International Inc	1,130,800	95,360,364
		170,811,121
Leisure Products - 0.3%
YETI Holdings Inc (a)	654,300	21,709,674
Specialty Retail - 1.7%
Chewy Inc Class A (a)	1,002,000	40,530,900
Dick's Sporting Goods Inc	249,236	55,385,224
Williams-Sonoma Inc	156,246	30,538,281
		126,454,405
Textiles, Apparel & Luxury Goods - 0.2%
Tapestry Inc	143,600	16,258,392
TOTAL CONSUMER DISCRETIONARY		952,740,893

Consumer Staples - 4.1%
Consumer Staples Distribution & Retail - 3.8%
BJ's Wholesale Club Holdings Inc (a)	885,399	82,563,457
Performance Food Group Co (a)	832,100	86,571,684
Sprouts Farmers Market Inc (a)	299,900	32,629,120
US Foods Holding Corp (a)	1,202,440	92,130,953
		293,895,214
Food Products - 0.3%
Simply Good Foods Co/The (a)	526,700	13,072,694
Westrock Coffee Co (a)(b)	2,103,642	10,223,700
		23,296,394
TOTAL CONSUMER STAPLES		317,191,608

Energy - 2.6%
Energy Equipment & Services - 0.6%
Baker Hughes Co Class A	700,448	34,125,827
Kodiak Gas Services Inc	416,900	15,412,792
		49,538,619
Oil, Gas & Consumable Fuels - 2.0%
Antero Resources Corp (a)	1,943,425	65,221,343
Chord Energy Corp	100,500	9,986,685
Ovintiv Inc	1,070,000	43,206,600
Permian Resources Corp Class A	2,718,900	34,801,920
		153,216,548
TOTAL ENERGY		202,755,167

Financials - 17.8%
Banks - 8.1%
Bancorp Inc/The (a)	533,822	39,977,930
Cadence Bank	1,118,065	41,972,160
Coastal Financial Corp/WA Class A (a)	178,500	19,308,345
East West Bancorp Inc (b)	1,034,817	110,156,270
First Citizens BancShares Inc/NC Class A	26,000	46,518,160
Hancock Whitney Corp	518,000	32,431,980
Huntington Bancshares Inc/OH	1,834,900	31,688,723
KeyCorp	3,398,200	63,512,358
Old National Bancorp/IN	3,335,900	73,223,005
Pinnacle Financial Partners Inc	186,300	17,473,077
Western Alliance Bancorp	498,600	43,238,592
Wintrust Financial Corp	681,841	90,303,022
		609,803,622
Capital Markets - 3.0%
Blue Owl Capital Inc Class A	2,683,500	45,431,655
Houlihan Lokey Inc Class A	139,700	28,683,204
Northern Trust Corp	375,555	50,549,703
Raymond James Financial Inc	219,197	37,833,402
Stifel Financial Corp	449,800	51,038,806
WisdomTree Inc	1,402,500	19,494,750
		233,031,520
Financial Services - 2.7%
Affirm Holdings Inc Class A (a)	279,800	20,447,784
Equitable Holdings Inc	1,916,500	97,319,870
Essent Group Ltd	323,904	20,587,338
PennyMac Financial Services Inc	275,100	34,079,388
Toast Inc Class A (a)	1,024,900	37,419,099
		209,853,479
Insurance - 4.0%
First American Financial Corp	701,600	45,070,784
Globe Life Inc	410,400	58,674,888
Primerica Inc	329,347	91,423,434
Reinsurance Group of America Inc	509,578	97,905,221
Unum Group	206,600	16,069,348
		309,143,675
TOTAL FINANCIALS		1,361,832,296

Health Care - 11.0%
Biotechnology - 2.0%
Arcellx Inc (a)	188,800	15,500,480
Avidity Biosciences Inc (a)	329,500	14,356,315
Centessa Pharmaceuticals PLC ADR (a)	702,200	17,028,350
Cytokinetics Inc (a)	307,200	16,883,712
Disc Medicine Inc (a)	167,800	11,088,224
Exact Sciences Corp (a)	761,200	41,645,252
Krystal Biotech Inc (a)	50,884	8,982,553
Legend Biotech Corp ADR (a)	393,500	12,832,035
Revolution Medicines Inc (a)	253,400	11,833,780
Ultragenyx Pharmaceutical Inc (a)	190,700	5,736,256
		155,886,957
Health Care Equipment & Supplies - 3.3%
Insulet Corp (a)	102,400	31,613,952
Integer Holdings Corp (a)(b)	315,700	32,621,281
Lantheus Holdings Inc (a)	174,200	8,934,718
Masimo Corp (a)	418,800	61,793,940
Penumbra Inc (a)	209,468	53,062,434
QuidelOrtho Corp (a)	455,020	13,400,339
TransMedics Group Inc (a)(b)	383,700	43,051,140
		244,477,804
Health Care Providers & Services - 2.5%
BrightSpring Health Services Inc (a)	2,095,700	61,948,892
Encompass Health Corp	434,400	55,177,488
Molina Healthcare Inc (a)	155,800	29,813,888
Tenet Healthcare Corp (a)	224,162	45,513,852
		192,454,120
Health Care Technology - 1.5%
Doximity Inc Class A (a)	838,700	61,350,905
Veeva Systems Inc Class A (a)	168,400	50,168,044
		111,518,949
Life Sciences Tools & Services - 0.2%
Repligen Corp (a)	137,100	18,326,157
Pharmaceuticals - 1.5%
Corcept Therapeutics Inc (a)	150,500	12,508,055
Crinetics Pharmaceuticals Inc (a)	389,200	16,210,180
Elanco Animal Health Inc (a)	4,357,800	87,766,092
		116,484,327
TOTAL HEALTH CARE		839,148,314

Industrials - 19.8%
Aerospace & Defense - 2.3%
ATI Inc (a)	839,800	68,309,332
Axon Enterprise Inc (a)	30,654	21,998,537
Textron Inc	234,300	19,796,007
Woodward Inc	256,800	64,895,928
		174,999,804
Building Products - 0.7%
Simpson Manufacturing Co Inc	338,800	56,735,448
Commercial Services & Supplies - 0.7%
CECO Environmental Corp (a)	1,036,200	53,053,440
Construction & Engineering - 4.4%
AECOM	163,400	21,318,798
Comfort Systems USA Inc	185,100	152,740,818
EMCOR Group Inc	213,300	138,546,882
Quanta Services Inc	55,269	22,904,579
		335,511,077
Electrical Equipment - 3.3%
Acuity Inc	175,323	60,379,488
AMETEK Inc	209,726	39,428,488
nVent Electric PLC	688,900	67,953,096
Regal Rexnord Corp	300,200	43,060,688
Vertiv Holdings Co Class A	252,100	38,031,806
		248,853,566
Ground Transportation - 0.4%
XPO Inc (a)	208,900	27,004,503
Machinery - 4.4%
Allison Transmission Holdings Inc	342,800	29,096,864
Crane Co	294,236	54,180,617
Flowserve Corp	996,200	52,938,068
Ingersoll Rand Inc	242,920	20,070,050
ITT Inc	677,209	121,057,881
Westinghouse Air Brake Technologies Corp	301,400	60,421,658
		337,765,138
Passenger Airlines - 0.8%
Alaska Air Group Inc (a)	1,194,700	59,472,166
Professional Services - 2.6%
ExlService Holdings Inc (a)	1,342,500	59,110,275
FTI Consulting Inc (a)	272,200	44,001,130
KBR Inc	1,038,200	49,096,478
TransUnion	528,600	44,286,108
		196,493,991
Trading Companies & Distributors - 0.2%
Watsco Inc	41,700	16,859,310
TOTAL INDUSTRIALS		1,506,748,443

Information Technology - 10.7%
Communications Equipment - 2.2%
Digi International Inc (a)	1,588,901	57,931,330
Lumentum Holdings Inc (a)	660,200	107,421,142
		165,352,472
Electronic Equipment, Instruments & Components - 3.4%
Belden Inc	464,000	55,805,280
Coherent Corp (a)	846,300	91,163,437
Flex Ltd (a)	1,374,200	79,662,374
OSI Systems Inc (a)	136,693	34,069,363
		260,700,454
IT Services - 1.6%
GoDaddy Inc Class A (a)	181,600	24,848,328
Kyndryl Holdings Inc (a)	1,512,400	45,417,372
Okta Inc Class A (a)	203,900	18,697,630
Twilio Inc Class A (a)	303,800	30,407,342
		119,370,672
Semiconductors & Semiconductor Equipment - 1.2%
First Solar Inc (a)	141,900	31,293,207
GlobalFoundries Inc (a)	538,700	19,307,008
MACOM Technology Solutions Holdings Inc (a)	156,900	19,532,481
Veeco Instruments Inc (a)	781,700	23,787,131
		93,919,827
Software - 0.6%
Appfolio Inc Class A (a)	99,100	27,317,906
Riot Platforms Inc (a)(b)	1,232,400	23,452,572
		50,770,478
Technology Hardware, Storage & Peripherals - 1.7%
Western Digital Corp	1,084,100	130,157,046
TOTAL INFORMATION TECHNOLOGY		820,270,949

Materials - 4.1%
Chemicals - 1.1%
Axalta Coating Systems Ltd (a)	1,397,200	39,987,864
Element Solutions Inc	1,702,005	42,839,466
		82,827,330
Construction Materials - 1.0%
James Hardie Industries PLC (a)	1,746,956	33,559,025
Martin Marietta Materials Inc	76,137	47,987,628
		81,546,653
Containers & Packaging - 2.0%
AptarGroup Inc	551,200	73,673,392
Crown Holdings Inc	327,800	31,662,202
International Paper Co (b)	632,900	29,366,560
Smurfit WestRock PLC	418,400	17,811,288
		152,513,442
TOTAL MATERIALS		316,887,425

Real Estate - 5.7%
Health Care REITs - 0.9%
Ventas Inc	1,023,337	71,623,357
Industrial REITs - 0.8%
EastGroup Properties Inc	133,800	22,646,988
Terreno Realty Corp	613,700	34,827,475
		57,474,463
Office REITs - 0.2%
Vornado Realty Trust	388,600	15,749,957
Real Estate Management & Development - 0.7%
Jones Lang LaSalle Inc (a)	180,600	53,869,368
Residential REITs - 1.0%
Camden Property Trust	173,000	18,472,940
Invitation Homes Inc	1,016,872	29,824,856
Sun Communities Inc	230,700	29,760,300
		78,058,096
Retail REITs - 1.8%
Acadia Realty Trust	2,419,100	48,744,865
Macerich Co/The	1,660,300	30,217,460
NNN REIT Inc	824,000	35,077,680
Urban Edge Properties	916,800	18,766,896
		132,806,901
Specialized REITs - 0.3%
Four Corners Property Trust Inc	1,060,200	25,868,880
TOTAL REAL ESTATE		435,451,022

Utilities - 3.4%
Electric Utilities - 0.4%
Evergy Inc	392,700	29,853,054
Gas Utilities - 0.6%
Southwest Gas Holdings Inc	562,600	44,074,084
Independent Power and Renewable Electricity Producers - 1.1%
Talen Energy Corp (a)	60,900	25,905,642
Vistra Corp	295,600	57,913,952
		83,819,594
Multi-Utilities - 1.0%
CenterPoint Energy Inc	622,500	24,153,000
Northwestern Energy Group Inc	913,100	53,516,791
		77,669,791
Water Utilities - 0.3%
Essential Utilities Inc	580,600	23,165,940
TOTAL UTILITIES		258,582,463

TOTAL UNITED STATES		7,170,857,685
TOTAL COMMON STOCKS (Cost $5,684,199,104)		7,625,144,327

Money Market Funds - 1.4%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c)	4.21	27,902,812	27,908,392
Fidelity Securities Lending Cash Central Fund (c)(d)	4.19	82,211,197	82,219,418
TOTAL MONEY MARKET FUNDS (Cost $110,127,810)			110,127,810

TOTAL INVESTMENT IN SECURITIES - 101.0% (Cost $5,794,326,914)	7,735,272,137
NET OTHER ASSETS (LIABILITIES) - (1.0)%	(79,891,259)
NET ASSETS - 100.0%	7,655,380,878

Legend

(a)	Non-income producing.
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.
At period end, the value of non-cash collateral for securities on loan amounted to $23,133,133.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	22,911,592	1,310,011,046	1,305,016,047	1,980,303	1,801	-	27,908,392	27,902,812	0.1%
Fidelity Securities Lending Cash Central Fund	199,086,643	1,389,997,121	1,506,864,346	152,383	-	-	82,219,418	82,211,197	0.3%
Total	221,998,235	2,700,008,167	2,811,880,393	2,132,686	1,801	-	110,127,810

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.